Equity Transactions - Schedule of Warrant Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Accounting Policies [Abstract]
Beginning Balance, Issued Warrants	9,446,533	246,533
Beginning Balance, Average Exercise Price	$ 0.102	$ 3.84
Issued, Warrants
Issued, Average Exercise Price
Exercised, Warrants
Exercised, Average Exercise Price
Expired Warrants
Expired Average Exercise Price
Ending Balance, Issued Warrants	9,446,533	9,446,533	246,533
Ending Balance, Average Exercise Price	$ 0.102	$ 0.102	$ 3.84